Other Borrowings	12 Months Ended
Dec. 31, 2011
Other Borrowings [Abstract]
OTHER BORROWINGS

NOTE 11 – OTHER BORROWINGS

At year-end 2011 and 2010, there were no outstanding borrowings with the FRB. Assets pledged as collateral with the FRB were as follows:

	2011	2010
Commercial loans	$6,559	$13,131
Commercial real estate loans	21,007	26,214

	$27,566	39,345

Based on this collateral, CFBank was eligible to borrow up to $14,764 from the FRB at year-end 2011. The decrease in the pledged loan balances at December 31, 2011 was due to the credit quality of certain loans previously pledged which did not continue to meet eligibility requirements, as well as principal repayments and payoffs. In April 2011, CFBank was notified by the FRB that, due to regulatory considerations, it was no longer eligible for borrowings under the FRB’s Primary Credit Program, but was only eligible to borrow under the FRB’s Secondary Credit Program. Under the FRB’s Primary Credit Program, CFBank had access to short-term funds at any time, for any reason based on the collateral pledged. Under the Secondary Credit Program, which involves a higher level of administration, each borrowing request must be individually underwritten and approved by the FRB, CFBank’s collateral is automatically reduced by 10% and the cost of borrowings is 50 bp higher.

CFBank had a $1.0 million line of credit with one commercial bank at December 31, 2011. There was no outstanding balance on this line of credit. Interest on this line accrues daily and is variable based on the commercial bank’s cost of funds and current market returns. CFBank had an unused $3.0 million line of credit with another commercial bank at December 31, 2010, which was terminated by the commercial bank in March 2011 as a result of the credit performance of CFBank’s loan portfolio and its effect on CFBank’s financial performance.

	2011	2010	2009
Commercial bank lines of credit
Average daily balance during the year	$—	$—	$—
Average interest rate during the year	1.44%	3.25%	1.67%
Maximum month-end balance during the year	$—	$—	$—
Weighted average interest rate at year-end	0.38%	3.25%	2.00%